Bonds and Borrowings	12 Months Ended
Mar. 31, 2020
Borrowings, by type [abstract]
Bonds and Borrowings
21.	Bonds and Borrowings
A breakdown of bonds and borrowings and interest rates as of March 31, 2019 and 2020, is as follows:

	JPY (millions)		Average interest rate (%)	Maturity
	2019	2020
Short-term borrowings	80,634	96,976	2.66	—
Current portion of long-term borrowings	48,044	3,029	0.36	—
Current portion of bonds	—	54,987	—	—
Commercial papers (short-term)	30,000	—	—	—
Long-term borrowings (excluding the current portion)	188,687	220,219	0.96	September 30, 2021 to October 5, 2076
Bonds (excluding the current portion)	199,441	144,609	—	—

Total	546,806	519,820

Current	158,678	154,992
Non-current	388,128	364,828

Total	546,806	519,820

A detail by issue of bonds, excluding the current portion, as of March 31, 2019 and 2020, are as follows:

Company name	Series	Issued date	JPY (millions)		Interest rate (%)	Maturity
			2019	2020
NEC	The 47 th	July 17, 2015	29,965	—	0.412	July 17, 2020
NEC	The 48 th	July 17, 2015	19,957	19,971	0.658	July 15, 2022
NEC	The 49 th	June 15, 2017	24,962	—	0.110	June 15, 2020
NEC	The 50 th	June 15, 2017	34,903	34,933	0.290	June 15, 2022
NEC	The 51 st	June 15, 2017	24,918	24,934	0.360	June 14, 2024
NEC	The 52 nd	June 15, 2017	14,937	14,944	0.455	June 15, 2027
NEC	The 53 rd	September 21, 2018	29,883	29,909	0.260	September 21, 2023
NEC	The 54 th	September 21, 2018	9,956	9,963	0.360	September 19, 2025
NEC	The 55 th	September 21, 2018	9,949	9,955	0.500	September 21, 2028
dot Data, Inc.	Convertible bond- type bonds with subscription rights to shares	May 21, 2018	11	—	1.750	May 24, 2022

Total			199,441	144,609

A breakdown of lease liabilities for finance leases included in long-term borrowings and interest rates as of March 31, 2019, is as follows:

	JPY (millions)	Average interest rate (%)	Maturity
	2019
Current portion of lease liabilities	1,662	1.53	April 20, 2019 to March 24, 2020
Lease liabilities (excluding the current portion)	4,051	1.15	April 13, 2020 to March 31, 2029

Total	5,713

Commitment line agreements
The NEC Group has entered into commitment line agreements for short-term borrowings with 19 financial institutions for the purpose of securing stable and flexible short-term funding. The unused commitment line of credit based on such agreements for short-term borrowings as of March 31, 2019 and 2020, is as follows:

	JPY (millions)
	2019	2020
Aggregate amount of commitment line contracts	331,000	328,000
Amount used	2,000	2,000

Unused balance	329,000	326,000

Total future minimum lease payments under finance leases as of March 31, 2019 are as follows:

	JPY (millions)
	2019
	Minimum Lease Payment	Present value of Minimum Lease Payment
Within one year	1,715	1,662
Between one year and five years	4,028	3,967
More than five years	84	84

Total	5,827	5,713

Less—future finance charges	(114)

Present value of minimum lease payments	5,713

Reconciliation of liabilities arising from financing activities for the fiscal years ended March 31, 2018, 2019 and 2020, is as follows:

	JPY (millions)
			Changes not arising from cash flows
	As of April 1, 2017	Changes arising from cash flows	Business combinations	Foreign currency translation differences	Others	As of March 31, 2018
Short-term borrowings	56,421	8,214	139	(2,481)	—	62,293
Long-term borrowings	320,687	(54,352)	42,044	(656)	1,127	308,850
Bonds	89,838	60,000	—	—	(238)	149,600

Total	466,946	13,862	42,183	(3,137)	889	520,743

	JPY (millions)
			Changes not arising from cash flows
	As of April 1, 2018	Changes arising from cash flows	Business combinations	Foreign currency translation differences	Others	As of March 31, 2019
Short-term borrowings	62,293	48,234	—	107	—	110,634
Long-term borrowings	308,850	(148,097)	79,368	362	1,961	242,444
Bonds	149,600	50,011	—	0	(170)	199,441

Total	520,743	(49,852)	79,368	469	1,791	552,519

	JPY (millions)
				Changes not arising from cash flows
	As of April 1, 2019	Adjusted by changes in accounting policies	Changes arising from cash flows	Business combinations /disposals	Foreign currency translation differences	Lease liabilities resulting from new lease	Others	As of March 31, 2020
Short-term borrowings	110,634	—	(4,349)	(2,270)	(7,039)	—	—	96,976
Long-term borrowings	242,444	(5,713)	(10,844)	(3,030)	(17)	—	408	223,248
Lease liabilities	—	180,831	(53,620)	(1,154)	(1,202)	31,000	(256)	155,599
Bonds	199,441	—	—	—	—	—	155	199,596

Total	552,519	175,118	(68,813)	(6,454)	(8,258)	31,000	307	675,419

Short-term borrowings comprise primarily of bank borrowings and commercial papers. Long-term borrowings include lease liabilities for the years ended March 31, 2018 and 2019. As a result of adoption of IFRS 16 on April 1, 2019, lease liabilities are disclosed separately for the year ended March 31, 2020.